VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of December 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.0%
BASIC MATERIALS — 6.1%
AdvanSix, Inc.*	6,610	$132,134
Alcoa Corp.*	23,455	540,638
Allegheny Technologies, Inc.*	20,235	339,341
American Vanguard Corp.	5,290	82,101
Arconic Corp.*	2,110	62,878
Carpenter Technology Corp.	13,340	388,461
Century Aluminum Co.*	7,760	85,593
CF Industries Holdings, Inc.	390	15,097
Clearwater Paper Corp.*	1,145	43,224
Cleveland-Cliffs, Inc.[1]	27,321	397,794
Coeur Mining, Inc.*	3,930	40,675
Commercial Metals Co.	26,710	548,623
Contura Energy, Inc.*	2,170	24,673
Domtar Corp.	12,590	398,473
Element Solutions, Inc.	61,660	1,093,232
Friedman Industries, Inc.	4,530	31,076
Glatfelter Corp.	10,177	166,699
H.B. Fuller Co.	1,610	83,527
Hecla Mining Co.	92,118	596,925
Huntsman Corp.	1,957	49,199
Innospec, Inc.	460	41,736
Intrepid Potash, Inc.*	6,730	162,529
Kaiser Aluminum Corp.[1]	1,763	174,361
Koppers Holdings, Inc.*	2,900	90,364
Kraton Corp.*	9,270	257,613
Kronos Worldwide, Inc.	1,990	29,671
Livent Corp.*	14,925	281,187
Mercer International, Inc.	7,980	81,795
Minerals Technologies, Inc.	3,200	198,784
Olin Corp.	25,890	635,858
Rayonier Advanced Materials, Inc.*	4,520	29,470
Reliance Steel & Aluminum Co.	400	47,900
Resolute Forest Products, Inc.*	10,450	68,343
Schnitzer Steel Industries, Inc. - Class A	4,790	152,849
Schweitzer-Mauduit International, Inc.	1,520	61,119
Stepan Co.	1,680	200,457
Tronox Holdings PLC	10,730	156,873
United States Steel Corp.	21,045	352,925
Uranium Energy Corp.*	10,130	17,829
Valvoline, Inc.	1,270	29,388
Verso Corp. - Class A	2,250	27,045
		8,218,459
COMMUNICATIONS — 2.5%
ADTRAN, Inc.	2,090	30,869
AMC Networks, Inc. - Class A*[1]	2,250	80,482
ATN International, Inc.	1,949	81,390
Boston Omaha Corp. - Class A*	1,540	42,581
Cars.com, Inc.*	8,225	92,942
Consolidated Communications Holdings, Inc.*	13,000	63,570
Cumulus Media, Inc. - Class A*	5,440	47,437
EchoStar Corp. - Class A*	700	14,833
Entercom Communications Corp. - Class A	6,860	16,944
ePlus, Inc.*	700	61,565
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
EW Scripps Co. - Class A	10,656	$162,930
FlexShopper, Inc.*	16,180	41,583
Gannett Co., Inc.*	24,624	82,737
Gray Television, Inc.*	16,120	288,387
Groupon, Inc.*	1,590	60,412
HC2 Holdings, Inc.*	4,450	14,507
Houghton Mifflin Harcourt Co.*	12,590	41,925
Infinera Corp.*	12,300	128,904
Iridium Communications, Inc.*	20,105	790,629
IZEA Worldwide, Inc.*[1]	58,290	106,088
Lands’ End, Inc.*	1,050	22,649
Liberty Latin America Ltd. - Class A*	3,430	38,176
Maxar Technologies, Inc.	2,270	87,599
Meredith Corp.	6,310	121,152
NETGEAR, Inc.*	1,330	54,038
Nexstar Media Group, Inc. - Class A	150	16,379
One Stop Systems, Inc.*	13,380	53,520
Perficient, Inc.*	810	38,597
Powerfleet, Inc.*	3,600	26,748
Preformed Line Products Co.	530	36,273
QuinStreet, Inc.*	2,310	49,526
Ribbon Communications, Inc.*[1]	6,190	40,606
RigNet, Inc.*	2,030	11,957
Saga Communications, Inc. - Class A	1,290	30,986
Scholastic Corp.	8,040	201,000
Spok Holdings, Inc.	2,770	30,830
Stamps.com, Inc.*	80	15,695
TEGNA, Inc.	1,360	18,972
Telephone and Data Systems, Inc.	11,770	218,569
Tribune Publishing Co.	2,000	27,400
United States Cellular Corp.*	990	30,383
		3,421,770
CONSUMER, CYCLICAL — 17.7%
Abercrombie & Fitch Co. - Class A	14,200	289,112
Acushnet Holdings Corp.	1,600	64,864
Adient PLC*	5,570	193,669
Alaska Air Group, Inc.	1,232	64,064
Allegiant Travel Co.	610	115,436
Allied Esports Entertainment, Inc.*	10,410	16,448
American Axle & Manufacturing Holdings, Inc.*	13,230	110,338
American Eagle Outfitters, Inc.	11,680	234,418
Asbury Automotive Group, Inc.*	1,295	188,733
At Home Group, Inc.*	4,480	69,261
AutoNation, Inc.*	8,160	569,486
Avient Corp.	740	29,807
Barnes & Noble Education, Inc.*	9,860	45,849
Bassett Furniture Industries, Inc.	2,630	52,810
Beacon Roofing Supply, Inc.*	13,760	553,014
Beazer Homes USA, Inc.*	2,640	39,996
Bed Bath & Beyond, Inc.	8,810	156,466
Big Lots, Inc.[1]	4,010	172,149
BJ’s Restaurants, Inc.	2,395	92,184
Bloomin’ Brands, Inc.[1]	2,290	44,472
Bluegreen Vacations Holding Corp.	2,120	28,684

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
BlueLinx Holdings, Inc.*	1,510	$44,183
BMC Stock Holdings, Inc.*	11,370	610,342
Boot Barn Holdings, Inc.*	740	32,086
Boyd Gaming Corp.	1,115	47,856
Buckle, Inc.[1]	2,530	73,876
Caleres, Inc.	13,790	215,813
Callaway Golf Co.	2,970	71,310
Capri Holdings Ltd.*	4,670	196,140
Cato Corp. - Class A	3,560	34,140
Century Communities, Inc.*	7,527	329,532
Cheesecake Factory, Inc.[1]	1,000	37,060
Children’s Place, Inc.	1,230	61,623
Choice Hotels International, Inc.	420	44,827
Chuy’s Holdings, Inc.*	1,500	39,735
Cinemark Holdings, Inc.	2,700	47,007
Citi Trends, Inc.	2,990	148,543
Commercial Vehicle Group, Inc.*	3,120	26,988
Conn’s, Inc.*	4,620	54,008
Container Store Group, Inc.*	4,010	38,255
Cooper Tire & Rubber Co.	8,850	358,425
Cooper-Standard Holdings, Inc.*	1,770	61,366
Core-Mark Holding Co., Inc.	1,140	33,482
Culp, Inc.	2,410	38,247
Daktronics, Inc.	2,900	13,572
Dana, Inc.	9,510	185,635
Dave & Buster’s Entertainment, Inc.	1,630	48,933
Del Taco Restaurants, Inc.*	2,470	22,378
Delta Apparel, Inc.*	1,180	23,683
Denny’s Corp.*	1,760	25,837
Designer Brands, Inc. - Class A	4,190	32,054
Dick’s Sporting Goods, Inc.	4,390	246,762
Dillard’s, Inc. - Class A1	2,590	163,299
El Pollo Loco Holdings, Inc.*	1,530	27,693
Envela Corp.*	9,080	47,216
Ethan Allen Interiors, Inc.[1]	5,760	116,410
Everi Holdings, Inc.*	6,350	87,694
Extended Stay America, Inc.[1]	3,530	52,279
Foot Locker, Inc.	4,050	163,782
Fossil Group, Inc.*	4,850	42,050
Funko, Inc. - Class A*	7,160	74,321
GameStop Corp. - Class A*[1]	11,716	220,729
Gap, Inc.	1,830	36,948
Genesco, Inc.*[1]	1,680	50,551
Gentherm, Inc.*	1,210	78,916
G-III Apparel Group Ltd.*	11,690	277,521
GMS, Inc.*	6,400	195,072
Golden Entertainment, Inc.*	1,880	37,393
Goodyear Tire & Rubber Co.	19,440	212,090
Green Brick Partners, Inc.*	5,488	126,004
Group 1 Automotive, Inc.[1]	5,060	663,568
Guess?, Inc.	14,120	319,394
H&E Equipment Services, Inc.	1,890	56,341
Hamilton Beach Brands Holding Co. - Class A	2,891	50,621
Haverty Furniture Cos., Inc.	3,340	92,418
Hawaiian Holdings, Inc.	8,232	145,706
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Herman Miller, Inc.	1,005	$33,969
Hibbett Sports, Inc.*	2,640	121,915
Hooker Furniture Corp.	2,205	71,111
iRobot Corp.*[1]	860	69,049
JetBlue Airways Corp.*[1]	13,450	195,563
Johnson Outdoors, Inc. - Class A	1,320	148,672
KAR Auction Services, Inc.	4,800	89,328
KB Home	2,940	98,549
Kohl’s Corp.	3,150	128,173
La-Z-Boy, Inc.	1,930	76,891
LCI Industries	175	22,694
LGI Homes, Inc.*	240	25,404
Liberty TripAdvisor Holdings, Inc. - Class A*	8,230	35,718
Lifetime Brands, Inc.	2,090	31,768
Lithia Motors, Inc. - Class A	1,525	446,322
M/I Homes, Inc.*	5,935	262,861
Macy’s, Inc.	14,690	165,262
Marcus Corp.	3,080	41,518
MarineMax, Inc.*	3,510	122,955
Marriott Vacations Worldwide Corp.[1]	3,410	467,920
MDC Holdings, Inc.	12,801	622,129
Meritage Homes Corp.*	10,640	881,205
Mesa Air Group, Inc.*	4,040	27,028
Methode Electronics, Inc.	540	20,671
Michaels Cos., Inc.*	5,430	70,644
Miller Industries, Inc.	2,525	96,001
Modine Manufacturing Co.*	12,562	157,779
Motorcar Parts of America, Inc.*	2,540	49,835
Movado Group, Inc.	3,230	53,683
Nautilus, Inc.*[1]	1,300	23,582
Nordstrom, Inc.[1]	4,020	125,464
ODP Corp.[1]	11,940	349,842
Oxford Industries, Inc.	620	40,616
PC Connection, Inc.	3,132	148,112
Penske Automotive Group, Inc.	9,440	560,642
Playa Hotels & Resorts N.V.*	2,250	13,388
PVH Corp.	2,170	203,741
Qurate Retail, Inc.	18,355	201,354
RCI Hospitality Holdings, Inc.	1,180	46,539
Red Robin Gourmet Burgers, Inc.*	1,930	37,114
Red Rock Resorts, Inc. - Class A	5,180	129,707
Regis Corp.*[1]	2,310	21,229
Resideo Technologies, Inc.*	12,640	268,726
REV Group, Inc.	6,150	54,182
RH*	150	67,128
Rite Aid Corp.*	2,940	46,540
Rocky Brands, Inc.	1,660	46,596
Rush Enterprises, Inc. - Class A1	10,895	451,271
Rush Enterprises, Inc. - Class B	4,905	185,850
Ruth’s Hospitality Group, Inc.	3,720	65,956
Sally Beauty Holdings, Inc.*	6,810	88,802
ScanSource, Inc.*	5,160	136,121
Shoe Carnival, Inc.	2,850	111,663
Shyft Group, Inc.	1,707	48,445
Signet Jewelers Ltd.	5,688	155,112

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Six Flags Entertainment Corp.	1,210	$41,261
SkyWest, Inc.	14,365	579,053
Sonic Automotive, Inc. - Class A	4,120	158,908
Spirit Airlines, Inc.*[1]	13,260	324,207
Sportsman’s Warehouse Holdings, Inc.*	840	14,742
Standard Motor Products, Inc.	800	32,368
Steelcase, Inc. - Class A	3,145	42,615
Steven Madden Ltd.	1,240	43,797
Summit Wireless Technologies, Inc.*[1]	5,690	20,143
Superior Group of Cos., Inc.	1,764	40,995
Tapestry, Inc.	6,740	209,479
Target Hospitality Corp.*	9,050	14,299
Taylor Morrison Home Corp.*	34,083	874,229
Thor Industries, Inc.	1,330	123,677
Titan Machinery, Inc.*	6,360	124,338
TravelCenters of America, Inc.*	890	29,014
TRI Pointe Group, Inc.*	24,280	418,830
Tupperware Brands Corp.*	770	24,940
Unifi, Inc.*	2,897	51,393
UniFirst Corp.	730	154,534
Univar Solutions, Inc.*	4,110	78,131
Universal Electronics, Inc.*	480	25,181
Urban Outfitters, Inc.*	8,270	211,712
Vera Bradley, Inc.*	7,730	61,531
Veritiv Corp.*	4,420	91,892
Vista Outdoor, Inc.*	5,560	132,106
VOXX International Corp.*	2,700	34,452
VSE Corp.	1,500	57,735
Wabash National Corp.[1]	9,210	158,688
WESCO International, Inc.*	10,938	858,633
Winnebago Industries, Inc.	1,350	80,919
World Fuel Services Corp.	20,000	623,200
Zumiez, Inc.*	7,020	258,196
		23,970,511
CONSUMER, NON-CYCLICAL — 12.5%
Aaron’s Co., Inc.*	1,105	20,951
Abeona Therapeutics, Inc.*	12,260	19,248
ABM Industries, Inc.	11,285	427,024
Acadia Healthcare Co., Inc.*	17,155	862,210
ACCO Brands Corp.[1]	24,510	207,109
Adtalem Global Education, Inc.*	11,680	396,536
American Public Education, Inc.*	3,495	106,528
Amneal Pharmaceuticals, Inc.*	8,960	40,947
Andersons, Inc.	6,220	152,452
AngioDynamics, Inc.*	9,740	149,314
Anika Therapeutics, Inc.*	970	43,902
Arlo Technologies, Inc.*	7,210	56,166
Arvinas, Inc.*	1,810	153,723
ASGN, Inc.*	730	60,977
Avanos Medical, Inc.*	1,470	67,444
Avis Budget Group, Inc.*	2,190	81,687
B&G Foods, Inc.[1]	2,310	64,056
BG Staffing, Inc.	1,800	24,282
Bridgebio Pharma, Inc.*[1]	960	68,266
Brink’s Co.	420	30,240
Brookdale Senior Living, Inc.*	23,710	105,035
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
CAI International, Inc.	5,310	$165,884
Cardtronics PLC - Class A*	1,190	42,007
Carriage Services, Inc.	2,660	83,311
Catabasis Pharmaceuticals, Inc.*	10,270	21,978
CBIZ, Inc.*	13,210	351,518
Central Garden & Pet Co. - Class A*	7,360	267,389
Chefs’ Warehouse, Inc.*	4,680	120,229
Civeo Corp.*	3,158	43,901
Community Health Systems, Inc.*	2,140	15,900
Coty, Inc. - Class A	2,640	18,533
Covetrus, Inc.*	7,000	201,180
CRA International, Inc.	1,830	93,202
Cross Country Healthcare, Inc.*	3,230	28,650
Cyclacel Pharmaceuticals, Inc.*	2,140	16,713
Darling Ingredients, Inc.*	45,470	2,622,710
Edgewell Personal Care Co.[1]	2,870	99,245
Emerald Holding, Inc.	9,650	52,303
Ennis, Inc.	6,220	111,027
Ensign Group, Inc.	2,810	204,905
Enzo Biochem, Inc.*	16,930	42,664
EVERTEC, Inc.	320	12,582
Fresh Del Monte Produce, Inc.	9,640	232,035
FTI Consulting, Inc.*	4,065	454,142
GlycoMimetics, Inc.*	3,180	11,957
Graham Holdings Co. - Class B	520	277,358
Green Dot Corp. - Class A*	770	42,966
Heidrick & Struggles International, Inc.	2,820	82,852
Helen of Troy Ltd.*	400	88,876
Herc Holdings, Inc.*	2,710	179,971
Hostess Brands, Inc.*	24,070	352,385
ICF International, Inc.	3,488	259,263
Ingles Markets, Inc. - Class A	2,690	114,755
Insperity, Inc.	770	62,693
Integer Holdings Corp.*	4,160	337,750
Kelly Services, Inc. - Class A	9,150	188,215
Korn Ferry	8,155	354,742
Landec Corp.*	2,900	31,465
LHC Group, Inc.*	518	110,500
LivaNova PLC*	610	40,388
Macquarie Infrastructure Corp.	4,300	161,465
Magellan Health, Inc.*	7,260	601,418
MEDNAX, Inc.*	6,350	155,829
Merit Medical Systems, Inc.*	1,980	109,910
National HealthCare Corp.	1,230	81,684
Owens & Minor, Inc.	6,350	171,767
Patterson Cos., Inc.	10,415	308,596
Performance Food Group Co.*	2,120	100,933
Prestige Consumer Healthcare, Inc.*[1]	7,240	252,459
Providence Service Corp.*	220	30,499
Quad/Graphics, Inc.	9,530	36,405
Quanex Building Products Corp.	9,060	200,860
RA Medical Systems, Inc.*	5,560	41,311
Rent-A-Center, Inc.	2,310	88,450
RR Donnelley & Sons Co.	21,320	48,183
Sanderson Farms, Inc.	140	18,508
Second Sight Medical Products, Inc.*	8,630	16,138

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Select Medical Holdings Corp.*	8,869	$245,317
Seneca Foods Corp. - Class A*	1,890	75,411
SP Plus Corp.*	650	18,740
SpartanNash Co.	5,570	96,974
Spectrum Brands Holdings, Inc.	4,680	369,626
Stride, Inc.*	7,440	157,951
Sunesis Pharmaceuticals, Inc.*	23,110	45,989
Surgery Partners, Inc.*	1,050	30,461
Team, Inc.*	8,350	91,015
Textainer Group Holdings Ltd.*	7,420	142,316
Tivity Health, Inc.*	8,740	171,217
TreeHouse Foods, Inc.*	1,630	69,259
TriNet Group, Inc.*[1]	250	20,150
Triple-S Management Corp. - Class B*[1]	4,947	105,618
Triton International Ltd./Bermuda	18,520	898,405
TrueBlue, Inc.*	5,380	100,552
U.S. Foods Holding Corp.*	3,880	129,243
United Natural Foods, Inc.*	5,470	87,356
Universal Corp.	3,010	146,316
Varex Imaging Corp.*	2,760	46,037
Vectrus, Inc.*	560	27,843
Viad Corp.	4,250	153,723
Village Super Market, Inc. - Class A	1,480	32,649
Weis Markets, Inc.[1]	5,012	239,624
		16,902,448
ENERGY — 6.4%
Adams Resources & Energy, Inc.[1]	655	15,786
Amplify Energy Corp.	34,850	45,653
Antero Resources Corp.*[1]	20,895	113,878
Apache Corp.	10,500	148,995
Arch Resources, Inc.	1,700	74,409
Archrock, Inc.	40,010	346,487
Bonanza Creek Energy, Inc.*	3,170	61,276
Callon Petroleum Co.*[1]	21,838	287,388
Centennial Resource Development, Inc. - Class A*	24,420	36,630
ChampionX Corp.*	8,370	128,061
Cimarex Energy Co.	3,710	139,162
Clean Energy Fuels Corp.*	14,240	111,926
CNX Resources Corp.*	36,632	395,626
CONSOL Energy, Inc.*[1]	5,610	40,448
Contango Oil & Gas Co.*[1]	10,280	23,541
Delek U.S. Holdings, Inc.	9,788	157,293
Devon Energy Corp.	9,160	144,820
Diamondback Energy, Inc.	1,130	54,692
Dril-Quip, Inc.*	1,695	50,206
Earthstone Energy, Inc. - Class A*	17,460	93,062
Epsilon Energy Ltd.*	10,890	40,402
EQT Corp.	30,490	387,528
Exterran Corp.*	4,200	18,564
Falcon Minerals Corp.	5,980	18,837
FTS International, Inc. - Class A*	2,750	52,800
FuelCell Energy, Inc.*	2,360	26,361
FutureFuel Corp.	4,370	55,499
Geospace Technologies Corp.*	3,070	26,279
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Green Plains, Inc.*	3,620	$47,675
Hallador Energy Co.	31,240	45,923
Helix Energy Solutions Group, Inc.*	17,580	73,836
Helmerich & Payne, Inc.	7,700	178,332
HollyFrontier Corp.	3,925	101,461
Kosmos Energy Ltd.	44,880	105,468
Laredo Petroleum, Inc.*	2,500	49,250
Mammoth Energy Services, Inc.*	6,890	30,660
Matador Resources Co.*	15,210	183,433
Matrix Service Co.*	3,810	41,986
MRC Global, Inc.*	10,660	70,676
Murphy Oil Corp.[1]	23,450	283,745
Nabors Industries Ltd.[1]	1,450	84,433
National Oilwell Varco, Inc.	5,530	75,927
Newpark Resources, Inc.*	29,830	57,274
NexTier Oilfield Solutions, Inc.*	6,960	23,942
Northern Oil and Gas, Inc.*[1]	2,810	24,616
NOW, Inc.*	7,610	54,640
Oceaneering International, Inc.*	28,520	226,734
Oil States International, Inc.*	17,010	85,390
Ovintiv, Inc.	6,370	91,473
Par Pacific Holdings, Inc.*	3,040	42,499
Parsley Energy, Inc. - Class A	6,400	90,880
Patterson-UTI Energy, Inc.	61,165	321,728
PBF Energy, Inc. - Class A	12,420	88,182
PDC Energy, Inc.*	19,454	399,391
Penn Virginia Corp.*[1]	4,090	41,513
PHX Minerals, Inc.	17,850	41,055
ProPetro Holding Corp.*	3,620	26,752
QEP Resources, Inc.	67,000	160,130
Range Resources Corp.	34,650	232,155
Ranger Energy Services, Inc.*	3,770	13,723
Renewable Energy Group, Inc.*	9,050	640,921
REX American Resources Corp.*	1,568	115,201
Select Energy Services, Inc. - Class A*	3,030	12,423
SM Energy Co.	12,130	74,236
Solaris Oilfield Infrastructure, Inc. - Class A	3,150	25,641
Southwestern Energy Co.*[1]	111,660	332,747
SunCoke Energy, Inc.	10,720	46,632
SunPower Corp.*	6,230	159,737
Talos Energy, Inc.*	3,670	30,241
Targa Resources Corp.	2,630	69,379
Thermon Group Holdings, Inc.*	2,820	44,077
TPI Composites, Inc.*	1,008	53,202
Transocean Ltd.*[1]	97,200	224,532
U.S. Silica Holdings, Inc.	2,400	16,848
Warrior Met Coal, Inc.	3,940	84,001
WPX Energy, Inc.*	24,390	198,778
		8,619,087
FINANCIAL — 26.1%
1st Source Corp.	5,102	205,611
ACNB Corp.	510	12,750
Air Lease Corp.	15,985	710,054
Alexander & Baldwin, Inc.	2,480	42,606

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Allegiance Bancshares, Inc.	1,110	$37,884
Ambac Financial Group, Inc.*	2,600	39,988
American Equity Investment Life Holding Co.	27,765	767,980
American National Group, Inc.	1,750	168,210
Ameris Bancorp[1]	2,085	79,376
Argo Group International Holdings Ltd.	7,273	317,830
Associated Banc-Corp	15,833	269,953
Assured Guaranty Ltd.	4,425	139,343
Atlantic Capital Bancshares, Inc.*	1,670	26,586
Atlantic Union Bankshares Corp.	14,383	473,776
Atlanticus Holdings Corp.*	1,900	46,797
B Riley Financial, Inc.	2,430	107,455
Banc of California, Inc.	7,500	110,325
BancFirst Corp.	464	27,237
Bancorp, Inc.*	1,870	25,526
BancorpSouth Bank	3,840	105,370
Bank of Commerce Holdings	2,000	19,800
Bank OZK	10,000	312,700
BankFinancial Corp.	4,650	40,827
BankUnited, Inc.	8,610	299,456
Banner Corp.	4,650	216,643
Bar Harbor Bankshares[1]	1,254	28,328
BBX Capital, Inc.*[1]	2,120	12,063
BCB Bancorp, Inc.	3,960	43,837
Berkshire Hills Bancorp, Inc.	10,056	172,159
BGC Partners, Inc. - Class A	3,850	15,400
Blucora, Inc.*	6,250	99,437
Brookline Bancorp, Inc.	10,635	128,045
Business First Bancshares, Inc.	2,060	41,942
Byline Bancorp, Inc.	870	13,442
Cadence BanCorp	20,783	341,257
Camden National Corp.	1,051	37,605
Cannae Holdings, Inc.*	3,910	173,096
Capital City Bank Group, Inc.	1,545	37,976
Capitol Federal Financial, Inc.	2,930	36,625
Carter Bankshares, Inc.	4,110	44,059
Cathay General Bancorp	8,380	269,752
Central Pacific Financial Corp.	2,360	44,864
Central Valley Community Bancorp	2,710	40,352
CIT Group, Inc.	7,175	257,582
Citizens Community Bancorp, Inc.	4,110	44,758
City Holding Co.	1,219	84,781
Clipper Realty, Inc.	3,910	27,566
CNB Financial Corp.	1,900	40,451
CNO Financial Group, Inc.	38,900	864,747
Columbia Banking System, Inc.	4,150	148,985
Community Bank System, Inc.	3,332	207,617
Community Trust Bancorp, Inc.	1,680	62,244
ConnectOne Bancorp, Inc.	4,250	84,108
Cowen, Inc. - Class A	4,550	118,254
CTO Realty Growth, Inc.	501	21,122
Customers Bancorp, Inc.*	5,780	105,080
CVB Financial Corp.[1]	7,910	154,245
Dime Community Bancshares, Inc.	6,480	102,190
Donegal Group, Inc. - Class A	2,411	33,923
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Eagle Bancorp, Inc.	1,307	$53,979
Employers Holdings, Inc.	4,710	151,615
Encore Capital Group, Inc.*	3,090	120,355
Enova International, Inc.*	1,570	38,889
Enstar Group Ltd.*	810	165,961
Enterprise Financial Services Corp.	440	15,378
Equity Bancshares, Inc. - Class A*	750	16,193
ESSA Bancorp, Inc.	2,148	32,220
EZCORP, Inc. - Class A*	6,920	33,147
FB Financial Corp.	672	23,339
FBL Financial Group, Inc. - Class A	7,450	391,199
Federal Agricultural Mortgage Corp. - Class C	948	70,389
Fifth Third Bancorp	722	19,906
Financial Institutions, Inc.	4,410	99,225
First BanCorp/Puerto Rico	73,130	674,259
First Bancshares, Inc.	566	17,478
First Bank/Hamilton NJ	1,300	12,194
First Busey Corp.	4,189	90,273
First Business Financial Services, Inc.	1,612	29,677
First Citizens BancShares, Inc. - Class A	70	40,199
First Commonwealth Financial Corp.	17,650	193,091
First Community Bankshares, Inc.	1,620	34,960
First Financial Bancorp	14,233	249,504
First Financial Bankshares, Inc.[1]	5,430	196,430
First Financial Corp.	1,681	65,307
First Financial Northwest, Inc.	2,600	29,640
First Foundation, Inc.	2,520	50,400
First Guaranty Bancshares, Inc.	2,300	40,871
First Horizon Corp.	23,082	294,526
First Interstate BancSystem, Inc. - Class A	2,526	102,985
First Merchants Corp.	4,100	153,381
First Mid Bancshares, Inc.	732	24,639
First Midwest Bancorp, Inc.	13,640	217,149
Flagstar Bancorp, Inc.	14,860	605,694
Flushing Financial Corp.	5,360	89,190
FNB Corp.	16,462	156,389
Fulton Financial Corp.	39,335	500,341
Genworth Financial, Inc. - Class A*	34,210	129,314
Glacier Bancorp, Inc.	5,620	258,576
Global Indemnity Group LLC - Class A	2,730	78,051
Great Southern Bancorp, Inc.	2,015	98,534
Great Western Bancorp, Inc.	9,130	190,817
Hancock Whitney Corp.	11,810	401,776
Hanmi Financial Corp.	5,060	57,380
Hanover Insurance Group, Inc.	1,200	140,304
Heartland Financial USA, Inc.	2,500	100,925
Heritage Financial Corp.	1,750	40,933
Hilltop Holdings, Inc.	13,737	377,905
Home Bancorp, Inc.	940	26,311
Home BancShares, Inc.[1]	2,160	42,077
HomeStreet, Inc.	8,950	302,062
Hope Bancorp, Inc.	11,607	126,632
Horace Mann Educators Corp.	9,901	416,238
Horizon Bancorp, Inc.	2,261	35,859

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Howard Hughes Corp.*	185	$14,602
Independence Holding Co.	790	32,390
Independent Bank Corp.	1,763	128,770
Independent Bank Group, Inc.	7,585	474,214
International Bancshares Corp.	15,190	568,714
Invesco Ltd.	7,660	133,514
Investors Bancorp, Inc.	6,520	68,851
Janus Henderson Group PLC	8,530	277,310
Kearny Financial Corp.	14,272	150,712
Kemper Corp.[1]	8,501	653,132
Lakeland Bancorp, Inc.	5,725	72,708
Lakeland Financial Corp.[1]	690	36,970
LendingClub Corp.*	3,240	34,214
Live Oak Bancshares, Inc.	345	16,374
LPL Financial Holdings, Inc.	1,020	106,304
Macatawa Bank Corp.	2,830	23,687
Manning & Napier, Inc.	6,730	42,197
McGrath RentCorp	3,115	209,016
Mercantile Bank Corp.	1,560	42,385
Meridian Bancorp, Inc.	2,280	33,995
Meridian Corp.	490	10,192
Meta Financial Group, Inc.	5,240	191,574
MGIC Investment Corp.	5,110	64,131
Midland States Bancorp, Inc.	2,900	51,823
MidWestOne Financial Group, Inc.	1,400	34,300
Mr Cooper Group, Inc.*	8,047	249,698
National Western Life Group, Inc. - Class A	540	111,478
Navient Corp.	33,590	329,854
NBT Bancorp, Inc.	1,180	37,878
Nelnet, Inc. - Class A	7,550	537,862
Newmark Group, Inc. - Class A	2,570	18,735
Nicolet Bankshares, Inc.*	795	52,748
NMI Holdings, Inc. - Class A*	8,985	203,510
Northeast Bank	930	20,944
Northfield Bancorp, Inc.	3,400	41,922
Northrim BanCorp, Inc.	1,860	63,147
Northwest Bancshares, Inc.	17,480	222,695
OceanFirst Financial Corp.	7,938	147,885
OFG Bancorp	13,600	252,144
Old National Bancorp	40,566	671,773
OneMain Holdings, Inc.	8,440	406,470
Oportun Financial Corp.*	1,260	24,406
Oppenheimer Holdings, Inc. - Class A	1,120	35,202
Origin Bancorp, Inc.	520	14,440
Pacific Premier Bancorp, Inc.	16,330	511,619
PacWest Bancorp	2,250	57,150
Peapack-Gladstone Financial Corp.	2,455	55,876
PennyMac Financial Services, Inc.	3,900	255,918
Peoples Bancorp, Inc.	3,300	89,397
Pinnacle Financial Partners, Inc.	3,943	253,929
Piper Sandler Cos.	3,110	313,799
Popular, Inc.	7,240	407,757
Portman Ridge Finance Corp.[1]	4,389	8,383
PRA Group, Inc.*	3,850	152,691
Preferred Bank/Los Angeles CA	970	48,956
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Premier Financial Bancorp, Inc.	2,912	$38,700
Premier Financial Corp.	3,094	71,162
Primerica, Inc.	1,050	140,626
PROG Holdings, Inc.	8,550	460,588
Provident Bancorp, Inc.	3,410	40,920
Provident Financial Holdings, Inc.	2,320	36,447
Provident Financial Services, Inc.	17,820	320,047
QCR Holdings, Inc.	610	24,150
RBB Bancorp	820	12,612
Realogy Holdings Corp.*	37,350	490,032
Regional Management Corp.	3,960	118,246
Renasant Corp.	9,703	326,797
Republic Bancorp, Inc. - Class A	1,110	40,038
Riverview Bancorp, Inc.	4,628	24,343
RMR Group, Inc. - Class A	640	24,717
S&T Bancorp, Inc.	2,006	49,829
Safety Insurance Group, Inc.	870	67,773
Sandy Spring Bancorp, Inc.	4,031	129,758
Seacoast Banking Corp. of Florida*	3,525	103,811
Selective Insurance Group, Inc.	2,123	142,199
ServisFirst Bancshares, Inc.	290	11,684
Shore Bancshares, Inc.	1,630	23,798
Sierra Bancorp	2,760	66,019
Silvergate Capital Corp. - Class A*	580	43,100
Simmons First National Corp. - Class A	15,604	336,890
South State Corp.	5,111	369,525
Southern National Bancorp of Virginia, Inc.	2,444	29,597
Southside Bancshares, Inc.	3,476	107,860
Spirit of Texas Bancshares, Inc.	1,910	32,088
Sterling Bancorp	30,916	555,870
Stewart Information Services Corp.	2,820	136,375
Stifel Financial Corp.	9,340	471,296
Stock Yards Bancorp, Inc.	970	39,266
Summit Financial Group, Inc.	1,401	30,934
Synovus Financial Corp.	3,160	102,289
TCF Financial Corp.	9,673	358,094
Texas Capital Bancshares, Inc.*	5,390	320,705
Third Point Reinsurance Ltd.*	14,940	142,229
Timberland Bancorp, Inc.	1,578	38,282
Tiptree, Inc.	5,570	27,961
Tompkins Financial Corp.	1,129	79,707
Towne Bank/Portsmouth VA	1,212	28,458
TriCo Bancshares	1,445	50,980
Triumph Bancorp, Inc.*[1]	3,000	145,650
TrustCo Bank Corp. NY	5,540	36,952
Trustmark Corp.	6,140	167,683
Umpqua Holdings Corp.	22,284	337,380
United Bankshares, Inc.	7,506	243,194
United Community Banks, Inc.	5,450	154,998
United Fire Group, Inc.	6,050	151,855
Unity Bancorp, Inc.	1,953	34,275
Universal Insurance Holdings, Inc.	1,100	16,621
Univest Financial Corp.	4,340	89,317
Unum Group	3,220	73,867
Valley National Bancorp	14,843	144,719

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Veritex Holdings, Inc.	2,260	$57,992
Virtus Investment Partners, Inc.	220	47,740
Waddell & Reed Financial, Inc. - Class A	2,570	65,458
Walker & Dunlop, Inc.	2,980	274,220
Washington Federal, Inc.	19,350	498,069
Waterstone Financial, Inc.	3,414	64,251
Watford Holdings Ltd.*	640	22,144
Webster Financial Corp.	1,270	53,531
WesBanco, Inc.	11,601	347,566
Western New England Bancorp, Inc.	1,831	12,616
Westwood Holdings Group, Inc.	2,870	41,615
White Mountains Insurance Group Ltd.	80	80,053
Wintrust Financial Corp.	3,805	232,447
WisdomTree Investments, Inc.	7,880	42,158
World Acceptance Corp.*	350	35,777
WSFS Financial Corp.	4,266	191,458
		35,265,794
INDUSTRIAL — 16.0%
AAR Corp.	9,300	336,846
Acuity Brands, Inc.	370	44,803
Advanced Energy Industries, Inc.*	240	23,273
Aegion Corp.*	8,239	156,459
AGCO Corp.	880	90,719
Air Transport Services Group, Inc.*	870	27,266
Alamo Group, Inc.	220	30,349
Altra Industrial Motion Corp.	1,120	62,082
American Outdoor Brands, Inc.*	3,547	60,405
Apogee Enterprises, Inc.[1]	1,600	50,688
ArcBest Corp.	8,170	348,614
Arcosa, Inc.	440	24,169
Astec Industries, Inc.[1]	2,837	164,206
Astronics Corp.*	2,330	30,826
Atkore International Group, Inc.*	650	26,722
Atlas Air Worldwide Holdings, Inc.*	7,250	395,415
Avnet, Inc.	2,250	78,998
AZZ, Inc.	1,200	56,928
Barnes Group, Inc.	7,780	394,368
Bel Fuse, Inc. - Class B1	1,800	27,054
Benchmark Electronics, Inc.	10,140	273,881
Bloom Energy Corp.*[1]	1,410	40,411
Boise Cascade Co.	9,500	454,100
Brady Corp. - Class A	1,565	82,663
Bristow Group, Inc.*	860	22,635
Builders FirstSource, Inc.*[1]	1,030	42,034
Chart Industries, Inc.*	1,865	219,678
CIRCOR International, Inc.*[1]	1,990	76,496
Colfax Corp.*	18,400	703,616
Columbus McKinnon Corp.	2,650	101,866
Comfort Systems USA, Inc.	1,030	54,240
Comtech Telecommunications Corp.	3,720	76,967
Concrete Pumping Holdings, Inc.*	10,750	41,173
Core Molding Technologies, Inc.*	2,200	30,976
Costamare, Inc.	13,960	115,589
Covenant Logistics Group, Inc.*	2,872	42,534
Curtiss-Wright Corp.	285	33,160
DHT Holdings, Inc.	13,550	70,867
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Dorian LPG Ltd.*	10,811	$131,786
Ducommun, Inc.*	3,192	171,410
Dycom Industries, Inc.*	3,160	238,643
Eastern Co.	710	17,111
Echo Global Logistics, Inc.*	4,340	116,399
EMCOR Group, Inc.	680	62,193
Encore Wire Corp.	4,970	301,033
ENGlobal Corp.*	21,740	69,568
EnPro Industries, Inc.	1,550	117,056
ESCO Technologies, Inc.[1]	3,110	321,014
FARO Technologies, Inc.*	400	28,252
Federal Signal Corp.	2,830	93,871
Fluor Corp.	690	11,019
Fortress Transportation and Infrastructure Investors LLC	2,690	63,107
GasLog Ltd.[1]	16,120	59,966
GasLog Partners LP	3,240	8,813
Gates Industrial Corp. PLC*	2,060	26,286
GATX Corp.[1]	10,345	860,497
Generac Holdings, Inc.*	1,225	278,577
Gibraltar Industries, Inc.*	3,130	225,172
Goldfield Corp.*[1]	0	—
GrafTech International Ltd.	6,720	71,635
Granite Construction, Inc.	3,345	89,345
Great Lakes Dredge & Dock Corp.*	11,980	157,777
Greenbrier Cos., Inc.	7,660	278,671
Greif, Inc. - Class A1	4,660	218,461
Griffon Corp.	6,850	139,603
Harsco Corp.*[1]	3,120	56,098
Haynes International, Inc.[1]	2,000	47,680
Hillenbrand, Inc.	3,237	128,833
Hub Group, Inc. - Class A*	9,150	521,550
Hurco Cos., Inc.	762	22,860
Hyster-Yale Materials Handling, Inc.	1,300	77,415
II-VI, Inc.*	1,205	91,532
Insteel Industries, Inc.	900	20,043
Itron, Inc.*	740	70,966
JELD-WEN Holding, Inc.*	1,320	33,475
Kadant, Inc.	280	39,474
Kaman Corp.	1,990	113,689
KBR, Inc.	2,220	68,665
Kennametal, Inc.	1,190	43,126
Kimball Electronics, Inc.*	6,850	109,532
Kirby Corp.*[1]	790	40,946
Knowles Corp.*	16,515	304,371
Lawson Products, Inc.*	646	32,888
LENSAR, Inc.*	1,122	8,135
LGL Group, Inc.*	3,610	45,269
Limbach Holdings, Inc.*	1,880	23,180
Louisiana-Pacific Corp.	2,260	84,004
LS Starrett Co. - Class A*	10,850	45,896
LSB Industries, Inc.*	9,490	32,171
LSI Industries, Inc.	1,700	14,552
Lydall, Inc.*	2,638	79,219
Manitowoc Co., Inc.*	4,320	57,499
Marten Transport Ltd.	15,675	270,080

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
MasTec, Inc.*	1,840	$125,451
Materion Corp.	4,120	262,526
Matson, Inc.	2,860	162,934
Matthews International Corp. - Class A	2,370	69,678
Mistras Group, Inc.*	14,190	110,114
Moog, Inc. - Class A	3,390	268,827
MYR Group, Inc.*	3,390	203,739
Navigator Holdings Ltd.*	20,340	222,723
NN, Inc.*	5,840	38,369
Northwest Pipe Co.*	760	21,508
O-I Glass, Inc.	12,410	147,679
Olympic Steel, Inc.	1,769	23,581
Orion Group Holdings, Inc.*	3,700	18,352
Overseas Shipholding Group, Inc. - Class A*	16,450	35,203
Owens Corning	840	63,638
PAM Transportation Services, Inc.*[1]	606	29,694
Park-Ohio Holdings Corp.	1,500	46,350
PGT Innovations, Inc.*	2,490	50,647
Plexus Corp.*	4,485	350,772
Powell Industries, Inc.	1,210	35,683
Primoris Services Corp.	1,900	52,459
Regal Beloit Corp.	5,330	654,577
Rexnord Corp.	2,850	112,547
Ryder System, Inc.[1]	530	32,733
Ryerson Holding Corp.*	9,930	135,445
Saia, Inc.*	330	59,664
Sanmina Corp.*	19,780	630,784
Schneider National, Inc. - Class B	2,550	52,785
SEACOR Holdings, Inc.*	4,864	201,613
SFL Corp. Ltd.	11,735	73,696
SG Blocks, Inc.*	17,270	105,347
Smith & Wesson Brands, Inc.	8,635	153,271
Spirit AeroSystems Holdings, Inc. - Class A	4,130	161,442
SPX FLOW, Inc.*	4,440	257,342
Standex International Corp.	270	20,930
Sterling Construction Co., Inc.*	2,590	48,200
Stoneridge, Inc.*	410	12,394
Summit Materials, Inc. - Class A*	10,880	218,470
Synalloy Corp.*	9,260	72,228
SYNNEX Corp.	3,235	263,458
Teekay Corp.*	5,260	11,309
Terex Corp.	7,005	244,404
Tetra Tech, Inc.	600	69,468
Timken Co.	730	56,473
TopBuild Corp.*	2,046	376,628
Tredegar Corp.	8,502	141,983
TriMas Corp.*	4,910	155,500
Trinity Industries, Inc.[1]	12,115	319,715
Trinseo S.A.	5,840	299,066
Triumph Group, Inc.	1,390	17,458
TTM Technologies, Inc.*	29,604	408,387
Tutor Perini Corp.*	2,960	38,332
U.S. Concrete, Inc.*	2,745	109,718
UFP Industries, Inc.	7,290	404,960
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Vishay Intertechnology, Inc.	31,210	$646,359
Vishay Precision Group, Inc.*	2,700	84,996
Watts Water Technologies, Inc. - Class A	1,270	154,559
Welbilt, Inc.*	10,395	137,214
Werner Enterprises, Inc.	7,660	300,425
Willis Lease Finance Corp.*	1,720	52,391
WillScot Mobile Mini Holdings Corp.*	18,764	434,768
ZAGG, Inc.*	10,990	45,828
		21,670,283
TECHNOLOGY — 5.4%
Akerna Corp.*	4,430	14,353
Allscripts Healthcare Solutions, Inc.*[1]	14,020	202,449
Alpha & Omega Semiconductor Ltd.*	5,600	132,384
Ambarella, Inc.*	750	68,865
Amkor Technology, Inc.	60,750	916,110
AstroNova, Inc.	1,100	11,715
Avaya Holdings Corp.*	4,810	92,112
AXT, Inc.*	7,030	67,277
Brightcove, Inc.*	2,770	50,968
Brooks Automation, Inc.	480	32,568
CACI International, Inc. - Class A*	2,170	541,046
Cerence, Inc.*	710	71,341
Cirrus Logic, Inc.*	480	39,456
Cloudera, Inc.*	3,320	46,181
Cohu, Inc.	4,832	184,486
Concentrix Corp.*	1,905	188,023
CTS Corp.	1,720	59,048
Cubic Corp.	460	28,538
Digi International, Inc.*	6,865	129,748
Digital Turbine, Inc.*	1,032	58,370
Diodes, Inc.*	5,575	393,037
Donnelley Financial Solutions, Inc.*	3,760	63,807
DXC Technology Co.	1,240	31,930
Ebix, Inc.	1,040	39,489
Evolent Health, Inc. - Class A*	2,480	39,754
ExlService Holdings, Inc.*	410	34,903
FormFactor, Inc.*	1,576	67,800
Insight Enterprises, Inc.*	9,225	701,930
Key Tronic Corp.*	1,560	10,764
Kulicke & Soffa Industries, Inc.	11,900	378,539
ManTech International Corp. - Class A	5,723	509,004
MicroStrategy, Inc. - Class A*	260	101,023
MTS Systems Corp.	3,460	201,234
NetScout Systems, Inc.*	8,320	228,134
NextGen Healthcare, Inc.*	1,820	33,197
Onto Innovation, Inc.*	3,049	144,980
PDF Solutions, Inc.*	1,500	32,400
Photronics, Inc.*	9,540	106,466
PlayAGS, Inc.*	19,310	139,032
Rambus, Inc.*	2,165	37,801
Science Applications International Corp.	267	25,269
SeaChange International, Inc.*	38,750	54,250
SecureWorks Corp. - Class A*	3,130	44,509
Stratasys Ltd.*	1,900	39,368
Super Micro Computer, Inc.*	1,200	37,992
Sykes Enterprises, Inc.*	9,817	369,806

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Synaptics, Inc.*	1,160	$111,824
Synchronoss Technologies, Inc.*	19,410	91,227
TTEC Holdings, Inc.	570	41,570
Ultra Clean Holdings, Inc.*	270	8,411
Veeco Instruments, Inc.*	960	16,666
Xperi Holding Corp.	7,190	150,268
Zovio, Inc.*	9,400	44,556
		7,265,978
UTILITIES — 0.3%
Ameresco, Inc. - Class A*	3,993	208,594
Brookfield Renewable Corp. - Class A	3,953	230,312
		438,906
TOTAL COMMON STOCKS
(Cost $80,978,592)		125,773,236
PREFERRED STOCKS — 0.2%
CONSUMER, CYCLICAL — 0.2%
Qurate Retail, Inc. 8.00%, 3/15/2031[2]	274	27,126
WESCO International, Inc. 10.63%[2,3,4]	5,008	156,500
		183,626
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	1,855	36,729
TOTAL PREFERRED STOCKS
(Cost $188,490)		220,355
EXCHANGE-TRADED FUNDS — 3.7%
Direxion Daily Retail Bull 3X Shares - ETF[1]	1,342	609,563
Direxion Daily Small Cap Bull 3X Shares - ETF[1]	11,995	795,508
Direxion Shares Etf Trust-Direxion Daily Regional Banks Bull 3x Shares - ETF[1]	6,764	812,492
iShares Russell 2000 Value ETF[1]	6,105	804,334
ProShares UltraPro Russell2000 - ETF[1]	10,257	807,328
SPDR S&P Metals & Mining ETF[1]	2,870	95,973
SPDR S&P Oil & Gas Equipment & Services ETF	6,790	304,464
SPDR S&P Regional Banking ETF[1]	15,460	803,147
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,491,711)		5,032,809
RIGHTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Elanco Animal Health, Inc.*[5]	3,800	—
TOTAL RIGHTS
(Cost $0)		—
	Number of Shares	Value
MONEY MARKET INVESTMENTS — 10.2%
Blackrock Liquidity Funds FedFund Portfolio - Class Institutional, 0.07%[3,6]	9,530,714	$9,530,714
Federated Treasury Obligations Fund - Institutional Class, 0.01%[7]	4,253,567	4,253,567
TOTAL MONEY MARKET INVESTMENTS
(Cost $13,784,281)		13,784,281
TOTAL INVESTMENTS — 107.1%
(Cost $97,443,074)		144,810,681
Liabilities less other assets — (7.1)%		(9,592,402)
TOTAL NET ASSETS — 100.0%		$135,218,279

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $9,209,844 at December 31, 2020.
[2]Callable.
[3]Variable rate security; the rate shown represents the rate at December 31, 2020.
[4]Perpetual security; maturity date is not applicable.
[5]Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs.
[6]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $9,530,714 at December 31, 2020.
[7]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 December 31, 2020.